SEGMENT INFORMATION (Operating Segments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 6,597,000,000	$ 4,652,000,000	$ 3,535,000,000
Costs attributed to revenues	(3,395,000,000)	(2,208,000,000)	(1,509,000,000)
General and administrative costs	(279,000,000)	(223,000,000)	(239,000,000)
Other (expense) income	(28,000,000)	(34,000,000)	(61,000,000)
Interest expense	(904,000,000)	(555,000,000)	(428,000,000)
Depreciation and amortization	(1,214,000,000)	(801,000,000)	(671,000,000)
Deferred taxes	(28,000,000)	(46,000,000)	(67,000,000)
Mark-to-market on hedging items and other	(323,000,000)	(175,000,000)	(104,000,000)
Gain on sale of associate. net of tax	0	209,000,000
Share of earnings from associates	224,000,000	(13,000,000)	118,000,000
Net income attributable to non-controlling interest	(417,000,000)	(396,000,000)	(449,000,000)
Net income (loss) attributable to partnership	233,000,000	410,000,000	125,000,000
Utilities
Disclosure of operating segments [line items]
Revenues	2,990,000,000	2,563,000,000	1,785,000,000
Transport
Disclosure of operating segments [line items]
Revenues	1,309,000,000	1,322,000,000	1,290,000,000
Energy
Disclosure of operating segments [line items]
Revenues	1,982,000,000	767,000,000	460,000,000
Data Infrastructure
Disclosure of operating segments [line items]
Revenues	316,000,000	0	0
Reportable segments
Disclosure of operating segments [line items]
Revenues	3,865,000,000	3,505,000,000	3,301,000,000
Costs attributed to revenues	(1,695,000,000)	(1,669,000,000)	(1,498,000,000)
General and administrative costs	(279,000,000)	(223,000,000)	(239,000,000)
Adjusted EBITDA	1,891,000,000	1,613,000,000	1,564,000,000
Other (expense) income	78,000,000	62,000,000	40,000,000
Interest expense	(585,000,000)	(444,000,000)	(434,000,000)
FFO	1,384,000,000	1,231,000,000	1,170,000,000
Depreciation and amortization	(895,000,000)	(758,000,000)	(726,000,000)
Deferred taxes	(77,000,000)	12,000,000	(7,000,000)
Mark-to-market on hedging items and other	(179,000,000)	(284,000,000)	(312,000,000)
Gain on sale of associate. net of tax	0	209,000,000
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	233,000,000	410,000,000	125,000,000
Reportable segments | Utilities
Disclosure of operating segments [line items]
Revenues	1,125,000,000	1,055,000,000	988,000,000
Costs attributed to revenues	(366,000,000)	(322,000,000)	(250,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	759,000,000	733,000,000	738,000,000
Other (expense) income	(41,000,000)	(30,000,000)	(14,000,000)
Interest expense	(141,000,000)	(127,000,000)	(114,000,000)
FFO	577,000,000	576,000,000	610,000,000
Depreciation and amortization	(179,000,000)	(187,000,000)	(186,000,000)
Deferred taxes	(68,000,000)	(49,000,000)	(52,000,000)
Mark-to-market on hedging items and other	30,000,000	(82,000,000)	(59,000,000)
Gain on sale of associate. net of tax	0	0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	360,000,000	258,000,000	313,000,000
Reportable segments | Transport
Disclosure of operating segments [line items]
Revenues	1,390,000,000	1,612,000,000	1,589,000,000
Costs attributed to revenues	(668,000,000)	(930,000,000)	(895,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	722,000,000	682,000,000	694,000,000
Other (expense) income	1,000,000	2,000,000	(4,000,000)
Interest expense	(193,000,000)	(166,000,000)	(158,000,000)
FFO	530,000,000	518,000,000	532,000,000
Depreciation and amortization	(355,000,000)	(345,000,000)	(312,000,000)
Deferred taxes	31,000,000	47,000,000	(1,000,000)
Mark-to-market on hedging items and other	(160,000,000)	(208,000,000)	(80,000,000)
Gain on sale of associate. net of tax	0	0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	46,000,000	12,000,000	139,000,000
Reportable segments | Energy
Disclosure of operating segments [line items]
Revenues	1,014,000,000	668,000,000	559,000,000
Costs attributed to revenues	(500,000,000)	(340,000,000)	(278,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	514,000,000	328,000,000	281,000,000
Other (expense) income	24,000,000	22,000,000	15,000,000
Interest expense	(126,000,000)	(81,000,000)	(87,000,000)
FFO	412,000,000	269,000,000	209,000,000
Depreciation and amortization	(231,000,000)	(154,000,000)	(151,000,000)
Deferred taxes	(34,000,000)	(3,000,000)	11,000,000
Mark-to-market on hedging items and other	30,000,000	(73,000,000)	(37,000,000)
Gain on sale of associate. net of tax	0	0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	177,000,000	39,000,000	32,000,000
Reportable segments | Data Infrastructure
Disclosure of operating segments [line items]
Revenues	336,000,000	170,000,000	165,000,000
Costs attributed to revenues	(161,000,000)	(77,000,000)	(75,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	175,000,000	93,000,000	90,000,000
Other (expense) income	3,000,000	(4,000,000)	(2,000,000)
Interest expense	(42,000,000)	(12,000,000)	(12,000,000)
FFO	136,000,000	77,000,000	76,000,000
Depreciation and amortization	(129,000,000)	(72,000,000)	(77,000,000)
Deferred taxes	10,000,000	7,000,000	21,000,000
Mark-to-market on hedging items and other	(30,000,000)	(6,000,000)	(9,000,000)
Gain on sale of associate. net of tax	0	0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	(13,000,000)	6,000,000	11,000,000
Reportable segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Costs attributed to revenues	0	0	0
General and administrative costs	(279,000,000)	(223,000,000)	(239,000,000)
Adjusted EBITDA	(279,000,000)	(223,000,000)	(239,000,000)
Other (expense) income	91,000,000	72,000,000	45,000,000
Interest expense	(83,000,000)	(58,000,000)	(63,000,000)
FFO	(271,000,000)	(209,000,000)	(257,000,000)
Depreciation and amortization	(1,000,000)	0	0
Deferred taxes	(16,000,000)	10,000,000	14,000,000
Mark-to-market on hedging items and other	(49,000,000)	85,000,000	(127,000,000)
Gain on sale of associate. net of tax	0	209,000,000
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	(337,000,000)	95,000,000	(370,000,000)
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(1,424,000,000)	(1,524,000,000)	(1,624,000,000)
Costs attributed to revenues	649,000,000	833,000,000	861,000,000
General and administrative costs	0	0	0
Adjusted EBITDA	(775,000,000)	(691,000,000)	(763,000,000)
Other (expense) income	11,000,000	11,000,000	7,000,000
Interest expense	173,000,000	134,000,000	172,000,000
FFO	(591,000,000)	(546,000,000)	(584,000,000)
Depreciation and amortization	399,000,000	370,000,000	382,000,000
Deferred taxes	52,000,000	(44,000,000)	(22,000,000)
Mark-to-market on hedging items and other	(84,000,000)	233,000,000	106,000,000
Gain on sale of associate. net of tax	0	0
Share of earnings from associates	224,000,000	(13,000,000)	118,000,000
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	4,156,000,000	2,671,000,000	1,858,000,000
Costs attributed to revenues	(2,349,000,000)	(1,372,000,000)	(872,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	1,807,000,000	1,299,000,000	986,000,000
Other (expense) income	(117,000,000)	(107,000,000)	(108,000,000)
Interest expense	(492,000,000)	(245,000,000)	(166,000,000)
FFO	1,198,000,000	947,000,000	712,000,000
Depreciation and amortization	(718,000,000)	(413,000,000)	(327,000,000)
Deferred taxes	(3,000,000)	(14,000,000)	(38,000,000)
Mark-to-market on hedging items and other	(60,000,000)	(124,000,000)	102,000,000
Gain on sale of associate. net of tax	0	0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	(417,000,000)	(396,000,000)	(449,000,000)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0